GAIN ON REMEASUREMENT OF PREVIOUSLY HELD EQUITY INTEREST	12 Months Ended
Mar. 31, 2025
Interest in Other Entities [Abstract]
GAIN ON REMEASUREMENT OF PREVIOUSLY HELD EQUITY INTEREST	GAIN ON REMEASUREMENT OF PREVIOUSLY HELD EQUITY INTEREST
Gain on fair value remeasurement of SIMCOM
On November 5, 2024, the Company increased its ownership stake in its existing SIMCOM joint venture, obtaining control of the entity. Prior to acquiring control, the Company's 50% ownership in SIMCOM was accounted for using the equity method. The change in control provided for the remeasurement of the previously held equity interest in SIMCOM to its fair value with any difference compared to the carrying value to be recognized as a gain or loss in the income statement, as well as the derecognition of a portion of Civil Aviation's goodwill, based on the relative fair value of the previously held equity interest in SIMCOM compared to the cash generating unit included in the Civil Aviation segment. As a result, the Company recorded a net remeasurement gain of $72.6 million, including the derecognition of goodwill and associated cumulative foreign exchange differences of $29.4 million and $7.7 million, respectively, and other costs of $5.3 million.
INVESTMENT IN EQUITY ACCOUNTED INVESTEES

Net book value as at March 31, 2023	$530.7
Cash contributions to equity accounted investees	19.9
Non-cash contributions to equity accounted investees	6.0
Share of after-tax profit before elimination of unrealized profits	80.7
Elimination of unrealized profits on transactions with equity accounted investees – net	(8.5)
Dividends received from equity accounted investees	(37.1)
Transfers and others	1.1
Foreign currency exchange differences	(4.0)
Net book value as at March 31, 2024	$588.8
Non-cash contributions to equity accounted investees	13.0
Acquisition of control of SIMCOM (Note 2)	(131.0)
Share of after-tax profit before elimination of unrealized profits	96.2
Elimination of unrealized profits on transactions with equity accounted investees – net	(7.8)
Dividends received from equity accounted investees	(28.7)
Dividends declared but not yet received from equity accounted investees	(7.2)
Transfers and others	0.7
Foreign currency exchange differences	35.1
Net book value as at March 31, 2025	$559.1
When the Company's share of losses in a joint venture equals or exceeds its interests in the joint ventures, the Company does not recognize further losses, unless it will incur obligations or make payments on behalf of the joint ventures. During the year ended March 31, 2025, the Company's unrecognized share of profit in joint ventures was $1.8 million (2024 – $2.0 million). As at March 31, 2025, the cumulative unrecognized share of losses for these joint ventures was $8.5 million (2024 – $10.3 million) and the cumulative unrecognized share of comprehensive loss of these joint ventures was $7.6 million (2024 –$9.3 million).

The Company’s outstanding balances with its equity accounted investees are as follows:

	2025	2024
Accounts receivable (Note 11)	$63.2	$58.8
Contract assets	22.3	34.2
Other non-current assets	39.5	22.9
Accounts payable and accrued liabilities (Note 19)	14.9	4.7
Contract liabilities	57.5	64.9

The Company’s transactions with its equity accounted investees are as follows:

	2025	2024
Revenue	$278.7	$258.7
Purchases	1.4	6.0
Other income	2.4	0.6